RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Amounts due from a related party		$ 374,841
Amounts due to related parties	861,721	887,174
Zheng Huiyi [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 99,734	123,674
Zheng Huiyi [Member] | Maturity Date One [Member]
Related Party Transaction [Line Items]
Maturity date	Feb. 23, 2027
Amounts due to related parties	$ 60,000
Zheng Huiyi [Member] | Maturity Date Two [Member]
Related Party Transaction [Line Items]
Maturity date	Feb. 27, 2027
Amounts due to related parties	$ 35,000
Zheng Huiyi [Member] | Maturity Date Three [Member]
Related Party Transaction [Line Items]
Maturity date	Jun. 20, 2027
Amounts due to related parties	$ 4,734
Bao Qihong [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 568,000	555,000
Bao Qihong [Member] | Maturity Date One [Member]
Related Party Transaction [Line Items]
Maturity date	Feb. 23, 2027
Amounts due to related parties	$ 60,000
Bao Qihong [Member] | Maturity Date Two [Member]
Related Party Transaction [Line Items]
Maturity date	Mar. 25, 2027
Amounts due to related parties	$ 5,000
Bao Qihong [Member] | Maturity Date Three [Member]
Related Party Transaction [Line Items]
Maturity date	Sep. 06, 2026
Amounts due to related parties	$ 120,000
Bao Qihong [Member] | Maturity Date Four [Member]
Related Party Transaction [Line Items]
Maturity date	Sep. 23, 2026
Amounts due to related parties	$ 370,000
Bao Qihong [Member] | Maturity Date Five Member]
Related Party Transaction [Line Items]
Maturity date	Jul. 17, 2027
Amounts due to related parties	$ 13,000
Carrie Choy [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 193,987	$ 208,500
Carrie Choy [Member] | Maturity Date One [Member]
Related Party Transaction [Line Items]
Maturity date	Aug. 06, 2026
Amounts due to related parties	$ 89,360
Carrie Choy [Member] | Maturity Date Two [Member]
Related Party Transaction [Line Items]
Maturity date	Jul. 22, 2026
Amounts due to related parties	$ 104,627